ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS – 99.2%

Aerospace/Defense – 1.9%
Airbus SE (France)(a)(b)	75,981	$1,227,093

Apparel – 3.2%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)(b)	28,534	2,123,215

Banks – 1.7%
ICICI Bank Ltd. (India)(a)(b)	129,273	1,098,821

Biotechnology – 4.3%
Argenx SE (Netherlands)*(b)	21,646	2,851,428

Building Materials – 2.3%
CRH PLC (Ireland)(b)	56,288	1,510,770

Commercial Services – 6.5%
New Oriental Education & Technology Group, Inc. (China)*(b)	16,207	1,754,246
TAL Education Group (China)*(b)	47,512	2,530,489
Total Commercial Services		4,284,735

Computers – 2.8%
WNS Holdings Ltd. (India)*(b)	42,640	1,832,667

Diversified Financial Services – 1.2%
AerCap Holdings NV (Ireland)*	34,840	794,004

Electric – 1.7%
Cia Paranaense de Energia (Brazil)(b)	105,879	1,102,200

Electronics – 3.2%
Allegion PLC	22,948	2,111,675

Food – 6.1%
Cosan Ltd., Class A (Brazil)*	160,978	1,980,029
Nestle SA (Switzerland)(b)	20,096	2,069,687
Total Food		4,049,716

Gas – 2.4%
National Grid PLC (United Kingdom)(a)(b)	26,944	1,570,027

Healthcare - Products – 4.6%
Koninklijke Philips NV (Netherlands)(a)	33,834	1,358,773
Smith & Nephew PLC (United Kingdom)(a)(b)	46,218	1,657,840
Total Healthcare - Products		3,016,613

Healthcare - Services – 2.8%
ICON PLC (Ireland)*	13,725	1,866,600

Internet – 3.8%
MercadoLibre, Inc. (Argentina)*	5,169	2,525,470

Media – 2.3%
Thomson Reuters Corp. (Canada)	22,519	1,528,139

Mining – 8.5%
AngloGold Ashanti Ltd. (South Africa)(b)	137,104	2,280,040
Gold Fields Ltd. (South Africa)(b)	466,916	2,217,851
Sibanye Stillwater Ltd. (South Africa)*(b)	235,225	1,110,262
Total Mining		5,608,153

Oil & Gas – 2.0%
LUKOIL PJSC (Russia)(b)	22,696	1,342,695

Pharmaceuticals – 17.7%
AstraZeneca PLC (United Kingdom)(a)(b)	50,062	2,235,769
Dr Reddy’s Laboratories Ltd. (India)(b)	39,454	1,591,180
Galapagos NV (Belgium)*(a)(b)	20,892	4,093,161
Novartis AG (Switzerland)(b)	20,087	1,656,173
Novo Nordisk A/S (Denmark)(b)	35,166	2,116,993
Total Pharmaceuticals		11,693,276

Semiconductors – 5.2%
ASML Holding NV (Netherlands)	8,634	2,259,000
NXP Semiconductors NV (Netherlands)	14,121	1,171,054
Total Semiconductors		3,430,054

Software – 2.1%
SAP SE (Germany)(a)(b)	12,779	1,412,080

Telecommunications – 7.5%
Mobile TeleSystems PJSC (Russia)(b)	182,872	1,389,827
Nice Ltd. (Israel)*(b)	24,948	3,581,535
Total Telecommunications		4,971,362

Transportation – 4.1%
ZTO Express Cayman, Inc. (China)*(b)	100,744	2,667,701

Trucking & Leasing – 1.3%
Fly Leasing Ltd. (Ireland)*(b)	119,652	842,350

Total Common Stocks
(Cost $69,369,245)		65,460,844

MONEY MARKET FUND – 0.9%
Invesco Government & Agency Portfolio - Private Investment Class, 0.13%(c) (Cost $612,502)	612,502	612,502

REPURCHASE AGREEMENTS – 8.7%(d)
Citigroup Global Markets, Inc., dated 03/31/20, due 04/01/20, 0.02%, total to be received $1,335,257, (collateralized by various U.S. Government Agency Obligations, 2.00%-11.00%, 04/15/20-01/01/59, totaling $1,358,324)	$1,335,256	1,335,256
Daiwa Capital Markets America, dated 03/31/20, due 04/01/20, 0.02%, total to be received $1,335,257, (collateralized by various U.S. Government Agency Obligations, 1.88%-6.50%, 03/01/22-03/01/52, totaling $1,357,977)	1,335,256	1,335,256
HSBC Securities USA, Inc., dated 03/31/20, due 04/01/20, 0.01%, total to be received $1,335,256, (collateralized by various U.S. Government Agency Obligations, 2.50%-8.00%, 02/01/30-03/01/56, totaling $1,358,265)	1,335,256	1,335,256
JP Morgan Securities LLC, dated 03/31/20, due 04/01/20, 0.01%, total to be received $395,834, (collateralized by various U.S. Government Agency Obligations, 2.88%, 11/30/23, totaling $400,241)	395,834	395,834

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 03/31/20, due 04/01/20, 0.01%, total to be received $1,335,256, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.13%, 07/15/20-02/20/50, totaling $1,358,367)	$1,335,256	$1,335,256
Total Repurchase Agreements
(Cost $5,736,858)		5,736,858

Total Investments – 108.8%
(Cost $75,718,605)		71,810,204
Liabilities in Excess of Other Assets – (8.8%)		(5,807,235)
Net Assets – 100.0%		$66,002,969

PLC - Public Limited Company

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $10,385,268; the aggregate market value of the collateral held by the fund is $10,608,483. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $4,871,625.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2020.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$65,460,844	$–	$–	$65,460,844
Money Market Fund	612,502	–	–	612,502
Repurchase Agreements	–	5,736,858	–	5,736,858
Total	$66,073,346	$5,736,858	$–	$71,810,204

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	1.9%
Apparel	3.2
Banks	1.7
Biotechnology	4.3
Building Materials	2.3
Commercial Services	6.5
Computers	2.8
Diversified Financial Services	1.2
Electric	1.7
Electronics	3.2
Food	6.1
Gas	2.4
Healthcare - Products	4.6
Healthcare - Services	2.8
Internet	3.8
Media	2.3
Mining	8.5
Oil & Gas	2.0
Pharmaceuticals	17.7
Semiconductors	5.2
Software	2.1
Telecommunications	7.5
Transportation	4.1
Trucking & Leasing	1.3
Money Market Fund	0.9
Repurchase Agreements	8.7
Total Investments	108.8
Liabilities in Excess of Other Assets	(8.8)
Net Assets	100.0%